Accounts Receivable, Net -Schedule of Movement of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 13,457	$ 17,153	$ 10,163
(Reversal) addition during the year	(13,457)	(3,696)	6,990
Balance at end of the year	$ 0	$ 13,457	$ 17,153